Stock-Based Compensation - Additional Information (Details) - 2019, Equity Incentive Plan [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock shares reserved for future issuance | shares	53,731,565
Share based compensation by share based payment arrangement number of shares available for grant | shares	10,413,347
Share based compensation by share based payment arrangement exercise price as a percentage of fair value per share	100.00%
Options with service conditions [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement vesting period	4 years
Share based compensation by share based payment arrangement contractual term	10 years
Share based compensation by share based payment arangement weighted average grant date fair value of non vested stock options outstanding | $ / shares	$ 0.35
Share based compensation by share based payment arrangement non vested options unrecognized compensation | $	$ 6.9
Share based compensation by share based payment arrangement non vested options outstanding weighted average period of recognition	3 years 10 days
Stock option with combined service and performance condition [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arangement weighted average grant date fair value of non vested stock options outstanding | $ / shares	$ 0.62
Share based compensation by share based payment arrangement non vested options unrecognized compensation | $	$ 11.0
Share based compensation by share based payment arrangement non vested options outstanding weighted average period of recognition	4 years 2 months 8 days
Share-based Payment Arrangement, Tranche One [Member] | Stock option with combined service and performance condition [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement service period	3 years
Share based compensation by share based payment arrangement vesting percentage	20.00%
Share-based Payment Arrangement, Tranche Two [Member] | Stock option with combined service and performance condition [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement service period	4 years
Share based compensation by share based payment arrangement vesting percentage	20.00%
Share-based Payment Arrangement, Tranche Three [Member] | Stock option with combined service and performance condition [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangement service period	5 years
Share based compensation by share based payment arrangement vesting percentage	60.00%